INVENTORIES (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025
Disclosure of joint ventures [line items]
Amortization of costs associated with mining and processing assets		$ 1,921,000
Uranium inventories sold from MLJV production		0
McClean Lake Joint Venture
Disclosure of joint ventures [line items]
Effective ownership interest	22.50%
Mining costs		4,239,000
Processing costs		$ 1,840,000